AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 12.0%
229,774	AASET Series 2025-1A, Class A, 5.94%, 2/16/2050[2]	$227,338
184,610	Ally Bank Auto Credit-Linked Notes Series 2025-A, Class C, 4.84%, 6/15/2033[2,3]	185,158
266,627	Ally Bank Auto Credit-Linked Notes Series Series 2025-B, Class C, 4.70%, 9/15/2033[2,3]	266,963
3,339	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	3,341
675,000	Antares CLO 2026-1 Ltd. Series 2026-1A, Class A, 5.03% (3-Month Term SOFR+135 basis points), 4/20/2039[2,3,4]	674,980
132,687	Aqua Finance Issuer Trust Series 2025-B, Class A, 4.79%, 5/17/2051[2,3]	132,137
8,553	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	8,572
282,000	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A, Class A, 5.12%, 8/20/2031[2,3]	286,761
223,899	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	213,643
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 5.52% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	664,859
450,000	Centersquare Issuer LLC Series 2025-1A, Class A2, 5.50%, 3/26/2055[2,3]	440,148
850,000	Cerberus Loan Funding XLIX LLC Series 2024-5A, Class A, 5.02% (3-Month Term SOFR+135 basis points), 1/15/2034[2,3,4]	849,153
28,779	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	28,965
1,000,000	Churchill MMSLF CLO-IV Ltd. Series 2024-3A, Class A, 5.27% (3-Month Term SOFR+160 basis points), 10/22/2035[2,3,4]	996,010
301,573	CLI Funding IX LLC Series 2025-1A, Class A, 5.35%, 6/20/2050[2,3]	302,619
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[2,3,5]	82,566
224,769	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	206,003
	Cross Mortgage Trust
135,619	Series 2024-H2, Class A2, 6.42%, 4/25/2069[2,3,6]	136,419
250,819	Series 2025-H8, Class A1, 5.00%, 11/25/2070[2,3,5]	249,451
503,000	CyrusOne Data Centers Issuer I LLC Series 2025-1A, Class A2, 5.91%, 2/20/2050[2,3]	505,378
46,581	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[3]	46,710
	DataBank Issuer
598,000	Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	589,741
161,000	Series 2026-1A, Class A2, 5.81%, 2/25/2056[2,3]	158,498

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
647,000	DataBank Issuer II LLC Series 2025-1A, Class A2, 5.18%, 9/27/2055[2,3]	$634,716
	DB Master Finance LLC
595,565	Series 2021-1A, Class A2I, 2.05%, 11/20/2051[2,3]	586,428
180,547	Series 2025-1A, Class A2II, 5.17%, 8/20/2055[2,3]	180,082
	Domino's Pizza Master Issuer LLC
525,150	Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	497,058
84,000	Series 2025-1A, Class A2II, 5.22%, 7/25/2055[2,3]	83,190
189,302	EnFin Residential Solar Receivables Trust Series 2024-2A, Class A, 5.98%, 9/20/2055[2,3]	175,241
138,368	ENFIN Residential Solar Receivables Trust Series 2024-1A, Class A, 6.65%, 2/20/2055[2,3]	127,646
370,000	Ford Credit Auto Owner Trust Series 2022-C, Class B, 5.03%, 2/15/2028[3]	370,618
1,314,492	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 5.48% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,314,231
250,000	Golub Capital Partners CLO Ltd. Series 2020-47A, Class CR, 6.06% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	245,225
31,480	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	31,906
	Huntington Bank Auto Credit-Linked Notes
121,001	Series 2024-2, Class B1, 5.44%, 10/20/2032[2,3]	121,946
185,528	Series 2025-1, Class B, 4.96%, 3/21/2033[2,3]	186,173
550,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class AR, 4.98% (3-Month Term SOFR+131 basis points), 7/15/2038[2,3,4]	549,579
171,580	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[2,3]	162,832
473,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class BRR, 5.67% (3-Month Term SOFR+200 basis points), 4/20/2037[2,3,4]	468,456
132,335	Jersey Mike's Funding Series 2025-1A, Class A2, 5.61%, 8/16/2055[2,3]	132,617
157,410	Jersey Mike's Funding LLC Series 2024-1A, Class A2, 5.64%, 2/15/2055[2,3]	159,180
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[2,3,6]	156,808
754,977	LCM 37 Ltd. Series 37A, Class A1R, 4.73% (3-Month Term SOFR+106 basis points), 4/15/2034[2,3,4]	754,291
651,000	Lmdv Issuer Co. LLC Series 2025-1A, Class A2, 5.31%, 12/15/2055[2,3]	650,177
600,000	MCF CLO IX Ltd. Series 2019-1A, Class A1RR, 5.67% (3-Month Term SOFR+200 basis points), 4/17/2036[2,3,4]	599,799
	MetroNet Infrastructure Issuer LLC

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
193,893	Series 2025-2A, Class A2, 5.40%, 8/20/2055[2,3]	$195,398
97,249	Series 2025-4A, Class A2, 5.16%, 12/20/2055[2,3]	96,735
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 5.24% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	909,295
448,000	Series 2022-FL8, Class C, 5.88% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	445,910
700,000	Monroe Capital MML CLO XV LLC Series 2023-1A, Class AR, 4.94% (3-Month Term SOFR+127 basis points), 9/23/2035[2,3,4]	696,697
53,229	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	48,728
363,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	304,156
76,078	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,5]	76,450
320,476	OBX Trust Series 2025-NQM18, Class A1A, 5.06%, 9/25/2065[2,3,6]	319,572
115,185	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	115,460
235,871	PK Alift Loan Funding 7 LP Series 2025-2, Class A, 4.75%, 3/15/2043[2,3]	233,951
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[2,3,5]	118,698
1,000,000	Regatta XXII Funding Ltd. Series 2022-2A, Class A1R2, 4.93% (3-Month Term SOFR+126 basis points), 1/15/2039[2,3,4]	999,726
	Retained Vantage Data Centers Issuer LLC
582,000	Series 2024-1A, Class A2, 4.99%, 9/15/2049[2,3]	565,833
103,000	Series 2025-1A, Class A2A, 5.09%, 8/15/2050[2,3]	100,828
196,126	Santander Bank Auto Credit-Linked Notes Series Series 2024-B, Class C, 5.14%, 1/18/2033[2,3]	197,223
5,625	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[3]	5,626
918,400	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	870,146
237,548	SLAM Ltd. Series 2025-1A, Class A, 5.81%, 5/15/2050[2]	237,731
	SMB Private Education Loan Trust
1,279	Series 2017-B, Class A2B, 4.54% (1-Month Term SOFR+86 basis points), 10/15/2035[2,3,4]	1,279
176,534	Series 2019-B, Class A2B, 4.79% (1-Month Term SOFR+112 basis points), 6/15/2037[2,3,4]	176,629
421,812	Summit Issuer LLC Series 2025-1A, Class A2, 5.21%, 11/20/2055[2,3]	417,391
394,848	Taco Bell Funding LLC Series 2025-1A, Class A2II, 5.05%, 8/25/2055[2,3]	386,635

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
336,302	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	$306,773
283,050	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[2,3]	284,246
205,639	U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class B1, 4.82%, 9/25/2032[2,3]	203,522
950,000	Voya CLO Ltd. Series 2019-1A, Class A1RR, 5.04% (3-Month Term SOFR+137 basis points), 10/15/2037[2,3,4]	950,166
527,547	Willis Engine Structured Trust Series 2021-A, Class A, 3.10%, 5/15/2046[2,3]	496,828
704,980	Zayo Issuer LLC Series 2025-2A, Class A2, 5.95%, 6/20/2055[2,3]	716,524
	TOTAL ASSET-BACKED SECURITIES
	(Cost $26,259,439)	25,921,768
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
960,000	BANK5 Series 2024-5YR12, Class A2, 5.42%, 12/15/2057[3]	979,767
119,284	BRAVO Residential Funding Trust Series Series 2025-NQM8, Class A1, 5.08%, 6/25/2065[2,3,6]	118,827
361,611	BX Commercial Mortgage Trust Series 2024-AIR2, Class A, 5.17% (1-Month Term SOFR+149 basis points), 10/15/2041[2,4]	361,950
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 4.89% (1-Month Term SOFR+122 basis points), 8/15/2036[2,4]	146,401
82,699	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,6]	83,169
665,000	Eldridge MMPC CLO Ltd. Series 2026-1A, Class A1R, 5.02% (3-Month Term SOFR+140 basis points), 1/15/2037[2,3,4]	663,168
138,000	Hudson Yards Mortgage Trust Series 2025-SPRL, Class C, 5.95%, 1/13/2040[2,5]	141,399
763,630	MAPS Trust Series 2026-1A, Class A, 5.20%, 1/15/2051[2,3]	747,468
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $3,260,740)	3,242,149
	CORPORATE BONDS — 83.7%
	COMMUNICATIONS — 5.6%
	Alphabet, Inc.
642,000	5.35%, 11/15/2045[3]	628,573
105,000	5.25%, 5/15/2055[3]	99,464
424,000	5.65%, 2/15/2056[3]	423,619
	AT&T, Inc.
750,000	4.75%, 5/15/2046[3]	636,336
1,500,000	3.55%, 9/15/2055[3]	977,973

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,236,000	3.90%, 6/1/2052[3]	$787,410
775,000	6.83%, 10/23/2055[3]	731,209
1,045,000	Comcast Corp. 3.45%, 2/1/2050[3]	686,017
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	617,618
200,000	Iliad Holding SASU 8.50%, 4/15/2031[2,3,7]	209,214
316,000	Match Group Holdings II LLC 6.12%, 9/15/2033[2,3]	306,901
	Meta Platforms, Inc.
457,000	5.50%, 11/15/2045[3]	432,985
335,000	4.45%, 8/15/2052[3]	264,306
556,000	5.40%, 8/15/2054[3]	504,414
603,000	5.63%, 11/15/2055[3]	567,048
595,000	NBN Co., Ltd. 4.25%, 10/1/2029[2,3,7]	593,136
	Paramount Global
374,000	4.20%, 5/19/2032[3]	320,434
83,000	6.87%, 4/30/2036	72,822
465,000	5.85%, 9/1/2043[3]	322,010
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,7]	404,923
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	491,477
	Verizon Communications, Inc.
840,000	5.75%, 11/30/2045[3]	819,463
664,000	3.55%, 3/22/2051[3]	464,234
144,000	5.88%, 11/30/2055[3]	140,265
600,000	Ziggo Bond Co. B.V. 5.13%, 2/28/2030[2,3,7]	514,777
		12,016,628
	CONSUMER DISCRETIONARY — 9.5%
155,000	Air Canada 3.88%, 8/15/2026[2,3,7]	154,217
105,437	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,7]	106,795
	Amazon.com, Inc.
861,000	5.45%, 11/20/2055[3]	825,631
146,000	5.80%, 3/13/2056[3]	146,367
644,000	5.55%, 11/20/2065[3]	609,558
303,000	American Airlines 2025-1 Class A Pass-Through Trust 4.90%, 11/11/2039	290,887

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	American Airlines Class AA Pass-Through Trust
152,090	3.65%, 8/15/2030	$147,861
247,733	3.35%, 4/15/2031	239,430
299,444	3.15%, 8/15/2033	278,847
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
29,083	5.50%, 4/20/2026[2,7]	29,094
161,000	5.75%, 4/20/2029[2,7]	160,116
130,000	American Axle & Manufacturing, Inc. 6.37%, 10/15/2032[2,3]	128,183
425,000	Asbury Automotive Group, Inc. 5.00%, 2/15/2032[2,3]	402,454
650,000	Avianca Midco 2 PLC 9.62%, 2/14/2030[2,3,7]	607,750
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	412,504
	Carnival Corp.
365,000	5.75%, 8/1/2032[2,3,7]	364,901
121,000	6.12%, 2/15/2033[2,3,7]	122,228
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	382,144
750,000	7.00%, 10/15/2037[2]	853,669
	Ford Motor Credit Co. LLC
735,000	5.80%, 3/8/2029[3]	743,278
550,000	7.12%, 11/7/2033[3]	578,029
1,360,000	General Motors Co. 5.63%, 4/15/2030[3]	1,398,434
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[3]	758,141
1,213,000	2.35%, 1/8/2031[3]	1,080,451
500,000	Goodyear Tire & Rubber Co. 6.62%, 7/15/2030[3]	487,639
805,000	Home Depot, Inc. 5.30%, 6/25/2054[3]	754,384
930,000	International Game Technology PLC 5.25%, 1/15/2029[2,3,7]	922,359
687,000	Las Vegas Sands Corp. 6.20%, 8/15/2034[3]	704,382
270,000	Light & Wonder International, Inc. 6.25%, 10/1/2033[2,3]	264,516
525,000	Lithia Motors, Inc. 5.50%, 10/1/2030[2,3]	513,052
1,033,000	Lowe's Cos., Inc. 4.50%, 10/15/2032[3]	1,015,907
165,000	Macy's Retail Holdings LLC 7.37%, 8/1/2033[2,3]	168,988

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
402,000	Marriott International, Inc. 5.10%, 5/1/2038[3]	$382,353
	NCL Corp. Ltd.
584,000	6.25%, 3/1/2030[2,3,7]	580,039
273,000	5.88%, 1/15/2031[2,3,7]	263,626
151,000	O'Reilly Automotive, Inc. 5.10%, 3/12/2036[3]	149,120
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[2,3]	486,538
735,000	Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036[3,7]	722,831
530,000	Taylor Morrison Communities, Inc. 5.13%, 8/1/2030[2,3]	523,538
	United Airlines Class A Pass-Through Trust
76,192	5.87%, 4/15/2029	77,465
141,147	5.80%, 7/15/2037	145,349
	United Airlines Class AA Pass-Through Trust
128,380	4.15%, 2/25/2033	125,575
445,400	2.70%, 11/1/2033	409,401
273,000	United Airlines, Inc. 4.63%, 4/15/2029[2,3]	267,661
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	375,496
400,000	Wynn Macau Ltd. 5.63%, 8/26/2028[2,3,7]	392,866
		20,554,054
	CONSUMER STAPLES — 5.4%
1,112,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.75%, 3/31/2034[2,3]	1,088,009
152,000	Altria Group, Inc. 5.95%, 2/14/2049[3]	147,612
635,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[3]	618,969
	BAT Capital Corp.
400,000	7.08%, 8/2/2043[3]	440,346
306,000	5.65%, 3/16/2052[3]	283,904
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[2,3]	400,612
352,000	4.00%, 5/17/2051[2,3]	266,891
1,085,000	Bunge Ltd. Finance Corp. 5.15%, 3/19/2036[3]	1,070,521
200,000	Diageo Investment Corp. 5.62%, 4/15/2035[3]	207,490
515,000	Froneri Lux FinCo SARL 6.00%, 8/1/2032[2,3,7]	502,009

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
179,000	HCA, Inc. 5.60%, 4/1/2034[3]	$182,673
133,000	Industrial F&B Investments III, Inc. 7.75%, 2/11/2033[2,3]	133,604
574,000	J M Smucker Co. 6.50%, 11/15/2053[3]	597,419
815,000	JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.50%, 1/15/2036[3,7]	814,495
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[3,7]	190,649
906,000	Kraft Heinz Foods Co. 4.38%, 6/1/2046[3]	707,744
151,000	Kroger Co. 5.50%, 9/15/2054[3]	140,511
	Maple Parent Holdings Corp.
242,000	4.75%, 3/26/2029[2,3]	241,995
221,000	5.70%, 3/26/2036[2,3]	219,757
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,7]	202,850
	Mars, Inc.
855,000	5.20%, 3/1/2035[2,3]	863,699
557,000	5.65%, 5/1/2045[2,3]	550,928
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[2,3]	600,141
730,000	Philip Morris International, Inc. 4.25%, 11/10/2044	605,382
535,000	Post Holdings, Inc. 6.37%, 3/1/2033[2,3]	526,715
		11,604,925
	ENERGY — 9.5%
884,000	BP Capital Markets PLC 6.13% (USD 5 Year Tsy+192 basis points)[3,7,8,9]	891,243
235,000	Cheniere Energy Partners LP 5.55%, 10/30/2035[3]	239,229
722,000	Cheniere Energy, Inc. 5.20%, 7/30/2036[2,3]	714,994
1,162,000	CITGO Petroleum Corp. 8.37%, 1/15/2029[2,3]	1,199,821
442,000	Columbia Pipelines Holding Co. LLC 5.00%, 11/17/2032[2,3]	439,117
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	96,705
604,000	Coterra Energy, Inc. 5.40%, 2/15/2035[3]	606,198
424,000	CVR Energy, Inc. 7.87%, 2/15/2034[2,3]	425,381

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Enbridge, Inc.
150,000	6.70%, 11/15/2053[3,7]	$163,138
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[3,7,8]	504,248
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[3,7,10]	179,936
	Energy Transfer LP
275,000	5.40%, 10/1/2047[3]	244,735
500,000	6.25%, 4/15/2049[3]	490,879
241,000	Eni S.p.A. 5.95%, 5/15/2054[2,3,7]	240,130
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	522,296
366,000	3.30%, 2/15/2053[3]	242,317
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[3,10]	124,684
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[3]	832,322
	Global Partners LP / GLP Finance Corp.
68,000	6.87%, 1/15/2029[3]	68,046
518,000	8.25%, 1/15/2032[2,3]	535,488
170,000	7.12%, 7/1/2033[2,3]	171,353
303,000	Harbour Energy PLC 6.33%, 4/1/2035[2,3,7]	310,568
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	129,607
	Howard Midstream Energy Partners LLC
59,000	7.37%, 7/15/2032[2,3]	61,007
149,000	6.63%, 1/15/2034[2,3]	149,524
540,000	Ithaca Energy North Sea PLC 8.12%, 10/15/2029[2,3,7]	553,553
420,000	Medco Cypress Tree Pte Ltd. 8.62%, 5/19/2030[2,3,7]	431,228
983,000	MPLX LP 4.90%, 4/15/2058[3]	790,653
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	821,636
737,000	7.77%, 12/15/2037[2]	853,750
1,075,000	Occidental Petroleum Corp. 4.40%, 4/15/2046[3]	849,170
400,000	Petroleos del Peru S.A. 4.75%, 6/19/2032[2,7]	317,000
238,000	Phillips 66 4.88%, 11/15/2044[3]	206,911
153,000	Plains All American Pipeline LP / PAA Finance Corp. 4.70%, 1/15/2031[3]	152,587
200,000	Repsol E&P Capital Markets U.S. LLC 5.98%, 9/16/2035[2,3]	203,580

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
250,000	Saudi Arabian Oil Co. 5.75%, 7/17/2054[2,3,7]	$229,577
525,000	SM Energy Co. 8.75%, 7/1/2031[2,3]	548,623
234,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034[3]	232,646
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[3]	816,480
	TotalEnergies Capital S.A.
277,000	5.49%, 4/5/2054[3,7]	265,990
635,000	5.43%, 9/10/2064[3,7]	591,177
736,000	TransCanada PipeLines Ltd. 7.00% (USD 5 Year Tsy+262 basis points), 6/1/2065[3,7,8]	746,936
	Venture Global Plaquemines LNG LLC
651,000	6.13%, 12/15/2030[2,3]	668,336
561,000	6.75%, 1/15/2036[2,3]	594,204
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[3]	701,162
322,000	YPF S.A. 8.25%, 1/17/2034[2,3,7]	328,002
		20,486,167
	FINANCIALS — 24.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
669,000	3.30%, 1/30/2032[3,7]	607,647
150,000	6.95% (USD 5 Year Tsy+272 basis points), 3/10/2055[3,7,8]	153,656
175,000	6.50% (USD 5 Year Tsy+244 basis points), 1/31/2056[3,7,8]	175,159
156,000	Aircastle Ltd. / Aircastle Ireland DAC 5.75%, 10/1/2031[2,3,7]	159,750
200,000	Allianz S.E. 3.20% (USD 5 Year Tsy+216 basis points)[2,3,7,8,9,11]	186,358
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[3,10]	178,385
715,000	Ally Financial, Inc. 4.70% (USD 5 Year Tsy+387 basis points)[3,8,9]	708,122
	Apollo Debt Solutions BDC
529,000	5.20%, 12/8/2028[2,3]	522,459
133,000	5.70%, 1/23/2031[2,3]	129,763
1,225,000	Athene Global Funding 5.54%, 8/22/2035[2]	1,198,245
400,000	Banco Santander S.A. 5.59%, 8/8/2028[7]	409,737
	Bank of America Corp.
1,895,000	2.97% (SOFR+133 basis points), 2/4/2033[3,10]	1,714,575
965,000	5.87% (SOFR+184 basis points), 9/15/2034[3,10]	1,010,821
384,000	5.47% (SOFR+165 basis points), 1/23/2035[3,10]	391,407

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
1,055,000	5.51% (SOFR+131 basis points), 1/24/2036[3,10]	$1,076,408
799,000	5.74% (SOFR+170 basis points), 2/12/2036[3,10]	813,297
200,000	5.88%, 2/7/2042	206,086
599,000	Bank of Montreal 7.30% (USD 5 Year Tsy+301 basis points), 11/26/2084[3,7,8]	612,902
1,250,000	Bank of Nova Scotia 7.35% (USD 5 Year Tsy+290 basis points), 4/27/2085[3,7,8]	1,262,080
354,000	Barclays PLC 5.86% (SOFR+183 basis points), 8/11/2046[3,7,10]	349,137
853,000	Blackstone Private Credit Fund 5.35%, 3/12/2031[3]	810,434
580,000	Blackstone Secured Lending Fund 5.25%, 9/4/2029[3]	568,219
115,000	Brown & Brown, Inc. 5.55%, 6/23/2035[3]	114,912
493,000	Canadian Imperial Bank of Commerce 6.50% (USD 5 Year Tsy+273 basis points), 7/28/2086[3,7,8]	481,951
	Capital One Financial Corp.
600,000	7.62% (SOFR+307 basis points), 10/30/2031[3,10]	662,798
1,077,000	5.20% (SOFR+163 basis points), 9/11/2036[3,10]	1,043,838
	Citigroup, Inc.
779,000	5.45% (SOFR+145 basis points), 6/11/2035[3,10]	790,278
658,000	6.02% (SOFR+183 basis points), 1/24/2036[3,10]	671,903
672,000	6.75% (USD 5 Year Tsy+257 basis points)[3,8,9]	671,747
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR+201 basis points), 1/23/2030[3,10]	106,061
798,000	6.64% (SOFR+232 basis points), 4/25/2035[3,10]	856,123
	Corebridge Financial, Inc.
31,000	5.75%, 1/15/2034[3]	31,809
328,000	6.38% (USD 5 Year Tsy+265 basis points), 9/15/2054[3,8]	322,333
429,000	6.87% (USD 5 Year Tsy+318 basis points)[3,8,9]	437,034
694,000	Cousins Properties LP 5.38%, 2/15/2032[3]	698,478
715,000	CubeSmart LP 5.13%, 11/1/2035[3]	705,118
265,000	Extra Space Storage LP 2.35%, 3/15/2032[3]	227,418
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,10]	880,169
687,000	Fidelity National Information Services, Inc. 4.80%, 3/10/2031[3]	681,423
407,000	First Industrial LP 5.25%, 1/15/2031[3]	410,943
172,000	FTAI Aviation Investors LLC 5.88%, 4/15/2033[2,3]	168,238
	Global Payments, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
450,000	5.40%, 8/15/2032[3]	$446,311
264,000	5.55%, 11/15/2035[3]	254,472
338,000	Goldman Sachs BDC, Inc. 5.10%, 1/28/2029[3]	328,268
	Goldman Sachs Group, Inc.
790,000	5.68% (3-Month Term SOFR+201 basis points), 10/28/2027[3,4]	795,843
1,640,000	1.99% (SOFR+109 basis points), 1/27/2032[3,10]	1,438,856
250,000	6.75%, 10/1/2037	269,546
391,000	5.56% (SOFR+158 basis points), 11/19/2045[3,10]	376,393
519,000	5.73% (SOFR+170 basis points), 1/28/2056[3,10]	507,209
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	195,268
302,000	Highwoods Realty LP 5.35%, 1/15/2033[3]	294,934
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[7]	226,688
549,000	7.00% (USD 5 Year Tsy+280 basis points)[3,7,8,9]	543,808
398,000	ING Groep N.V. 7.00% (SOFR Swap 5 year+359 basis points)[3,7,9,10]	398,498
325,000	Iron Mountain, Inc. 6.25%, 1/15/2033[2,3]	323,995
	JPMorgan Chase & Co.
581,000	5.35% (SOFR+184 basis points), 6/1/2034[3,10]	592,630
1,009,000	5.34% (SOFR+162 basis points), 1/23/2035[3,10]	1,024,544
307,000	5.50% (SOFR+131 basis points), 1/24/2036[3,10]	314,606
514,000	5.58% (SOFR+163 basis points), 7/23/2036[3,10]	522,731
703,000	5.19% (SOFR+130 basis points), 2/5/2037[3,10]	691,157
342,000	Kilroy Realty LP 5.88%, 10/15/2035[3]	329,806
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	675,866
341,000	Lincoln National Corp. 5.85%, 3/15/2034[3]	347,218
452,000	Lloyds Banking Group PLC 5.59% (USD 1 Year Tsy+120 basis points), 11/26/2035[3,7,10]	460,100
210,000	Lseg U.S. Fin Corp. 5.25%, 3/23/2036[2,3]	208,101
401,000	M&T Bank Corp. 5.18% (SOFR+140 basis points), 7/8/2031[3,10]	405,231
	Macquarie Airfinance Holdings Ltd.
848,000	5.15%, 3/17/2030[2,3,7]	843,637
59,000	6.50%, 3/26/2031[2,3,7]	61,786
236,000	Massachusetts Mutual Life Insurance Co. 4.90%, 4/1/2077[2]	186,972
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,428,772

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
333,000	10.75%, 8/1/2039[3]	$431,644
550,000	6.40%, 12/15/2066[3]	561,383
	Morgan Stanley
575,000	4.89% (SOFR+208 basis points), 7/20/2033[3,10]	571,418
1,415,000	6.63% (SOFR+205 basis points), 11/1/2034[3,10]	1,542,073
535,000	5.31% (USD 5 Year Tsy+117 basis points), 1/18/2041[3,8]	516,734
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[2,3]	263,089
	Phillips Edison Grocery Center Operating Partnership I LP
490,000	5.25%, 8/15/2032[3]	492,085
80,000	5.75%, 7/15/2034[3]	82,090
244,000	4.95%, 1/15/2035[3]	236,280
281,000	Pine Street Trust III 6.22%, 5/15/2054[2,3]	280,607
	PNC Financial Services Group, Inc.
309,000	5.37% (SOFR+142 basis points), 7/21/2036[3,10]	310,571
289,000	5.42% (USD 5 Year Tsy+117 basis points), 1/25/2041[3,8]	283,280
379,000	5.00% (3-Month Term SOFR+356 basis points)[3,9,10,11]	377,270
227,000	Prologis LP 5.25%, 3/15/2054[3]	212,236
212,000	Regency Centers LP 4.50%, 3/15/2033[3]	206,762
900,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[3,7,8]	921,581
572,000	Sabra Health Care LP 3.20%, 12/1/2031[3]	516,344
78,000	Santander Holdings USA, Inc. 6.50% (SOFR+236 basis points), 3/9/2029[3,10]	80,420
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	413,351
159,000	Simon Property Group LP 5.85%, 3/8/2053[3]	158,774
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[3,8,9]	282,337
350,000	Toronto-Dominion Bank 7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[3,7,8]	355,816
	Truist Financial Corp.
96,000	7.16% (SOFR+245 basis points), 10/30/2029[3,10]	102,021
66,000	5.87% (SOFR+236 basis points), 6/8/2034[3,10]	68,746
1,232,000	6.67% (USD 5 Year Tsy+300 basis points)[3,8,9,11]	1,229,621
	U.S. Bancorp
94,000	5.84% (SOFR+226 basis points), 6/12/2034[3,10]	98,156
265,000	5.68% (SOFR+186 basis points), 1/23/2035[3,10]	273,823
	UBS Group A.G.
250,000	3.09% (SOFR+173 basis points), 5/14/2032[2,3,7,10]	229,205

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,7,8]	$205,152
325,000	5.58% (SOFR+176 basis points), 5/9/2036[2,3,7,10]	330,386
	Vornado Realty LP
475,000	2.15%, 6/1/2026[3]	472,321
333,000	5.75%, 2/1/2033[3]	326,832
	Wells Fargo & Co.
535,000	6.49% (SOFR+206 basis points), 10/23/2034[3,10]	579,014
1,200,000	5.50% (SOFR+178 basis points), 1/23/2035[3,10]	1,221,906
1,000,000	4.75%, 12/7/2046	839,995
577,000	Western Alliance Bank 6.54% (USD 5 Year Tsy+285 basis points), 11/15/2035[3,8]	565,131
		53,338,921
	GOVERNMENTS — 3.8%
325,000	Argentine Republic Government International Bond 3.50%, 7/9/2041[3,6,7]	216,125
578,000	Brazilian Government International Bond 6.25%, 5/22/2036[7]	566,261
327,000	Colombia Government International Bond 5.63%, 2/19/2036[3]	345,246
290,000	Corp Andina de Fomento 6.75% (SOFR Swap 5 year+312 basis points)[2,3,7,8,9]	296,525
585,000	Eagle Funding Luxco Sarl 5.50%, 8/17/2030[2,3,7]	586,345
1,034,000	Indonesia Government International Bond 4.95%, 2/21/2036[3,7]	996,246
461,000	Israel Government International Bond 5.75%, 3/12/2054[7]	428,496
	Mexico Government International Bond
1,494,000	6.87%, 5/13/2037[3,7]	1,555,134
360,000	6.62%, 1/29/2038[3,7]	364,903
344,000	6.12%, 2/9/2038[3,7]	335,228
305,000	Panama Government International Bond 5.66%, 2/23/2038[3,7]	292,571
309,000	Peruvian Government International Bond 5.88%, 8/8/2054[3,7]	297,073
275,000	Republic of South Africa Government International Bond 7.25%, 12/11/2055[2,7]	251,460
730,000	Romanian Government International Bond 5.75%, 3/24/2035[2,7]	689,988
932,000	Saudi Government International Bond 5.88%, 1/12/2056[2,7]	892,421
		8,114,022
	HEALTH CARE — 4.6%
1,239,000	Abbott Laboratories 5.60%, 3/15/2066[3]	1,208,071

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
762,000	Adventist Health System/West 4.74%, 12/1/2030[3]	$754,587
	Amgen, Inc.
61,000	5.25%, 3/2/2030[3]	62,639
146,000	5.65%, 3/2/2053[3]	141,758
311,000	Augusta SpinCo Corp. 4.94%, 3/23/2033[3]	309,757
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[2,3]	893,542
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	262,789
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[3]	833,915
	Cigna Group
595,000	4.90%, 12/15/2048[3]	516,957
184,000	6.00%, 1/15/2056[3]	184,668
187,000	CommonSpirit Health 5.58%, 9/1/2045[3]	180,245
322,000	CVS Health Corp. 6.00%, 6/1/2044[3]	317,100
625,000	Eli Lilly & Co. 5.50%, 2/12/2055[3]	614,800
595,000	HCA, Inc. 6.20%, 3/1/2055[3]	591,006
206,000	Novartis Capital Corp. 4.70%, 9/18/2054[3]	180,300
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[3,7]	746,334
320,000	2.15%, 9/2/2031[3,7]	278,934
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[3,7]	293,151
	Takeda Pharmaceutical Co., Ltd.
651,000	5.30%, 7/5/2034[3,7]	658,850
545,000	3.18%, 7/9/2050[3,7]	358,886
	UnitedHealth Group, Inc.
397,000	3.05%, 5/15/2041[3]	294,629
253,000	5.95%, 6/15/2055[3]	254,658
		9,937,576
	INDUSTRIALS — 3.8%
119,000	AGCO Corp. 5.80%, 3/21/2034[3]	121,807
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	416,017
201,000	5.95%, 10/15/2033[2,3]	207,015
	Boeing Co.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
556,000	5.80%, 5/1/2050[3]	$538,557
193,000	6.86%, 5/1/2054[3]	212,849
1,040,000	CSX Corp. 4.90%, 3/15/2055[3]	921,234
	Fedex Freight Holding Co., Inc.
372,000	4.65%, 3/15/2031[2,3]	365,370
115,000	4.95%, 3/15/2033[2,3]	112,216
1,093,000	GE Vernova, Inc. 4.88%, 2/4/2036[3]	1,083,930
176,000	GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034[2,3]	172,694
538,000	Herc Holdings, Inc. 5.75%, 3/15/2031[2,3]	529,552
985,000	Honeywell Aerospace, Inc. 5.73%, 3/16/2056[2,3]	976,563
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[3]	141,082
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,7]	420,472
367,000	Ryder System, Inc. 6.60%, 12/1/2033[3]	402,241
200,000	Siemens Funding B.V. 5.80%, 5/28/2055[2,3,7]	203,581
175,000	Terex Corp. 6.25%, 10/15/2032[2,3]	175,632
200,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	199,474
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	52,634
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,7]	144,684
200,000	Union Pacific Corp. 3.84%, 3/20/2060[3]	141,836
	United Parcel Service, Inc.
390,000	5.95%, 5/14/2055[3]	393,307
277,000	6.05%, 5/14/2065[3]	278,936
		8,211,683
	MATERIALS — 3.1%
200,000	Alcoa Nederland Holding B.V. 7.12%, 3/15/2031[2,3,7]	209,187
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[2,3,7]	540,022
553,000	Ball Corp. 6.00%, 6/15/2029[3]	560,904
200,000	Cemex S.A.B. de C.V. 7.20% (USD 5 Year Tsy+352 basis points)[2,3,7,8,9]	202,500

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
487,000	Corp Nacional del Cobre de Chile 6.33%, 1/13/2035[2,3,7]	$507,551
675,000	Eldorado Intl. Finance GmbH 8.50%, 12/1/2032[2,3,7]	677,761
200,000	First Quantum Minerals Ltd. 6.38%, 2/15/2036[2,3,7]	192,268
	FMC Corp.
486,000	5.65%, 5/18/2033[3]	428,459
340,000	8.45% (USD 5 Year Tsy+437 basis points), 11/1/2055[3,8]	218,993
220,000	Glencore Funding LLC 5.89%, 4/4/2054[2,3]	215,472
161,000	LYB International Finance III LLC 5.13%, 1/15/2031[3]	161,214
276,000	Mosaic Co. 4.60%, 11/15/2030[3]	273,811
271,000	Olin Corp. 6.62%, 4/1/2033[2,3]	265,067
	Rio Tinto Finance USA PLC
617,000	5.75%, 3/14/2055[3,7]	616,280
214,000	5.88%, 3/14/2065[3,7]	213,017
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[3,7]	202,642
430,000	Smyrna Ready Mix Concrete LLC 8.87%, 11/15/2031[2,3]	443,155
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[2,3]	407,573
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[3,7]	291,035
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[3,7]	147,562
		6,774,473
	TECHNOLOGY — 4.6%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[3]	1,013,587
1,030,000	3.19%, 11/15/2036[2,3]	861,467
272,000	5.70%, 1/15/2056[3]	269,934
98,000	Dell International LLC / EMC Corp. 8.35%, 7/15/2046[3]	121,442
	Foundry JV Holdco LLC
200,000	5.90%, 1/25/2033[2,3]	205,737
500,000	6.30%, 1/25/2039[2,3]	519,086
804,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034[3]	778,745
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[3,7]	278,794

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
	Intel Corp.
724,000	5.15%, 2/21/2034[3]	$722,236
234,000	5.70%, 2/10/2053[3]	215,928
209,000	Jabil, Inc. 4.75%, 2/1/2033[3]	203,561
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[3]	114,065
166,000	2.70%, 4/15/2032[3]	149,772
510,000	5.87%, 9/15/2033[3]	545,431
151,000	Microsoft Corp. 2.68%, 6/1/2060[3]	84,539
113,000	OAK-Eagle Acquireco, Inc. 7.25%, 7/1/2033[2,3]	117,229
	Oracle Corp.
500,000	3.85%, 7/15/2036[3]	414,592
458,000	3.60%, 4/1/2040[3]	332,339
780,000	4.00%, 7/15/2046[3]	524,517
440,000	5.37%, 9/27/2054[3]	340,890
500,000	5.95%, 9/26/2055[3]	421,397
687,000	6.70%, 2/4/2056[3]	636,084
437,000	Salesforce, Inc. 6.55%, 3/15/2056[3]	439,530
768,000	VMware, Inc. 2.20%, 8/15/2031[3]	674,242
		9,985,144
	UTILITIES — 9.0%
443,417	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,7]	410,449
265,000	Alliant Energy Corp. 5.75% (USD 5 Year Tsy+208 basis points), 4/1/2056[3,8]	257,621
484,000	American Electric Power Co., Inc. 6.05% (USD 5 Year Tsy+194 basis points), 3/15/2056[3,8]	479,526
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[3]	617,071
1,025,000	Baltimore Gas and Electric Co. 5.65%, 6/1/2054[3]	995,487
700,000	Black Hills Corp. 6.15%, 5/15/2034[3]	736,158
403,000	CenterPoint Energy, Inc. 6.70% (USD 5 Year Tsy+259 basis points), 5/15/2055[3,8]	407,231
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[3,8]	208,851
	Consolidated Edison Co. of New York, Inc.
140,000	5.90%, 11/15/2053[3]	140,022
1,000,000	5.70%, 5/15/2054[3]	981,701

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	Constellation Energy Generation LLC
1,000,000	6.12%, 1/15/2034[3]	$1,067,751
493,000	5.75%, 3/15/2054[3]	479,179
122,000	5.88%, 1/15/2066[3]	117,363
	Duke Energy Corp.
1,000,000	5.45%, 6/15/2034[3]	1,022,538
800,000	5.00%, 8/15/2052[3]	684,761
870,000	Duke Energy Indiana LLC 5.40%, 4/1/2053[3]	809,141
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,7,8,9]	231,478
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,7]	337,739
433,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[3,8]	442,546
	Eversource Energy
97,000	5.50%, 1/1/2034[3]	98,410
125,000	6.35% (USD 5 Year Tsy+232 basis points), 8/15/2056[3,8]	123,258
212,000	Exelon Corp. 6.50% (USD 5 Year Tsy+197 basis points), 3/15/2055[3,8]	216,164
164,000	Hawaiian Electric Co., Inc. 6.00%, 10/1/2033[2,3]	163,709
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[3]	295,443
	NiSource, Inc.
218,000	3.60%, 5/1/2030[3]	210,033
112,000	5.40%, 6/30/2033[3]	114,652
363,000	NRG Energy, Inc. 6.00%, 1/15/2036[2,3]	359,733
	Pacific Gas and Electric Co.
601,000	5.05%, 10/15/2032[3]	597,285
481,000	3.50%, 8/1/2050[3]	317,990
375,000	6.00%, 5/1/2056[3]	356,823
1,070,000	PacifiCorp 5.80%, 4/15/2036[3]	1,079,097
294,000	PG&E Corp. 6.85% (USD 5 Year Tsy+322 basis points), 9/15/2056[3,8]	290,389
187,000	Pinnacle West Capital Corp. 5.15%, 5/15/2030[3]	189,715
253,000	PPL Capital Funding, Inc. 5.25%, 9/1/2034[3]	254,963
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[3]	117,613
	Puget Energy, Inc.
239,000	2.38%, 6/15/2028[3]	227,803
373,000	7.25% (USD 5 Year Tsy+285 basis points), 9/15/2056[2,3,8]	371,452

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
532,000	Sierra Pacific Power Co. 6.37% (USD 5 Year Tsy+264 basis points), 9/15/2056[3,8]	$527,527
	Southern California Edison Co.
139,000	5.25%, 3/15/2030[3]	141,078
249,000	6.20%, 9/15/2055[3]	247,559
	Southern Co. Gas Capital Corp.
926,000	5.88%, 3/15/2041[3]	942,775
121,000	3.95%, 10/1/2046[3]	92,270
822,000	4.40%, 5/30/2047[3]	670,485
	Vistra Operations Co. LLC
221,000	4.60%, 10/15/2030[2,3]	216,456
201,000	5.35%, 1/31/2036[2,3]	196,328
345,000	WEC Energy Group, Inc. 5.63% (USD 5 Year Tsy+191 basis points), 5/15/2056[3,8]	337,989
157,000	Xcel Energy, Inc. 5.60%, 4/15/2035[3]	159,661
		19,343,273
	TOTAL CORPORATE BONDS
	(Cost $186,198,652)	180,366,866
	MUNICIPAL BONDS — 0.5%
250,000	City of New York NY 6.39%, 2/1/2055[3]	260,768
560,000	City of San Antonio TX Electric & Gas Systems Revenue 5.57%, 2/1/2050[3]	559,119
294,000	University of Michigan 3.60%, 4/1/2047	242,186
	TOTAL MUNICIPAL BONDS
	(Cost $1,104,000)	1,062,073

Number of Shares
	SHORT-TERM INVESTMENTS — 0.4%
832,189	Goldman Sachs Financial Square Government Fund - Institutional Class 3.49%[12]	832,189
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $832,189)	832,189
	TOTAL INVESTMENTS — 98.1%
	(Cost $217,655,020)	211,425,045
	Other Assets in Excess of Liabilities — 1.9%	4,021,242
	TOTAL NET ASSETS — 100.0%	$215,446,287

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

BDC – Business Development Company

ULC – Unlimited Liability Corporation

[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $78,902,455, which represents 36.6% of total net assets of the Fund.
[3]	Callable.
[4]	Floating rate security.
[5]	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2026. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2026. Security may convert at a future date to a floating rate or referenced rate and spread.
[11]	Interest-only security.
[12]	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)
Interest Rate Futures
113	2-Year U.S. Treasury Note	June 2026	$23,441,320	$(168,617)
167	5-Year U.S. Treasury Note	June 2026	18,006,008	(242,568)
(22)	10-Year U.S. Treasury Note	June 2026	(2,443,031)	20,515
(10)	Euro Bund	June 2026	(1,444,744)	25,694
92	U.S. Treasury Long Bond	June 2026	10,476,500	(272,116)
(92)	Ultra 10-Year U.S. Treasury Note	June 2026	(10,443,438)	155,755
(24)	Ultra Long-Term U.S. Treasury Bond	June 2026	(2,797,500)	63,747

TOTAL FUTURES CONTRACTS			$34,795,115	$(417,590)

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	March 31, 2026	(Depreciation)
Euro	JP Morgan	EUR per USD	4/9/2026	1,097,000	(1,267,148)	(1,268,509)	(1,361)
					(1,267,148)	(1,268,509)	(1,361)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,267,148)	$(1,268,509)	$(1,361)

EUR – Euro

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

		Pay/(b)
	Rating(a)	Receive				Premium	Unrealized
Counterparty/	(Moody's/	Fixed	Fixed/Rate	Expiration	Notional	Paid	Appreciation/
Reference Entity	S&P)	Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value
Goldman Sachs International
Markit iTraxx Europe Crossover
Series 45 Version 1 Index		Receive	5%/Quarterly	12/20/30	$2,460,000	$(181,305)	$-	$(181,305)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(181,305)	$-	$(181,305)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at March 31, 2026.
(b)	If AAM/Insight Select Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If AAM/Insight Select Income Fund is receiving a fixed rate, AAM/Insight Select Income Fund acts as guarantor of the variable instrument.